Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2012
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPRX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTRX